INCOME TAXES - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating loss carryforwards
Net operating loss carryforwards	$ 129,741,293	$ 131,416,993
Withholding tax credit carryforwards	139,758	1,013,796
Advertising expenses
Operating loss carryforwards
Net operating loss carryforwards	3,315,153	$ 3,931,434
2026
Operating loss carryforwards
Net operating loss carryforwards	6,083,279
2027
Operating loss carryforwards
Net operating loss carryforwards	7,206,834
2028
Operating loss carryforwards
Net operating loss carryforwards	6,015,368
2029
Operating loss carryforwards
Net operating loss carryforwards	4,573,483
2030 through 2045
Operating loss carryforwards
Net operating loss carryforwards	65,146,458
Indefinitely
Operating loss carryforwards
Net operating loss carryforwards	$ 40,715,871